Income Taxes (Deferred Tax Assets and Liabilities, Net) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	$ (201.5)	$ (570.1)	$ (1,367.9)
To be settled within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(19.6)	(60.1)
To be settled beyond one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	$ (181.9)	$ (510.0)